Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Dividends paid per share	$ 1.84	$ 1.8